Severance (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Severance
Severance
8. Severance
During the three months ended March 31, 2026, the Company did not record any severance and termination-related costs (see Note 13).
In January 2025, the Company announced a workforce reduction to reduce operating expenses and to extend its cash runway. In connection with the announcement, the Company reduced headcount by approximately 55%. In accordance with ASC 420, Exit and Disposal Activities, the Company recorded severance and termination-related costs of $0.4 million in general and administrative expenses and $1.3 million in research and development expenses for the three months ended March 31, 2025.
As of March 31, 2026, there were no unpaid severance and termination-related costs.

9. Severance
In January 2025, the Company announced a workforce reduction to reduce operating expenses and to extend its cash runway. In connection with the announcement, the Company reduced headcount by approximately 55%.
In accordance with ASC 420, Exit and Disposal Activities, the Company recorded severance and termination-related costs of $0.4 million in general and administrative expenses and $1.3 million in research and development expenses for the year ended December 31, 2025. During the year ended December 31, 2024, the Company recorded no severance and termination-related costs. As of December 31, 2025, there were no unpaid severance and termination-related costs.